united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 85.7%
	FEDERAL HOME LOAN MORTGAGE CORP. - 25.2% (a)
$ 2,064,097	FHLMC Multifamily Structured Pass Through Certificates (b,c)	0.7550	11/25/2021	$ 2,030,085
45,819	FHLMC Multifamily Structured Pass Through Certificates (b,c)	0.7858	4/25/2019	45,641
5,290,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.0750	9/25/2025	5,296,031
2,165,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.0905	1/25/2023	2,168,882
4,210,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.1250	9/25/2022	4,225,441
1,700,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.1405	11/25/2022	1,708,432
6,123,000	FHLMC Multifamily Structured Pass Through Certificates (c)	1.8690	11/25/2019	6,221,597
2,170,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,216,363
545,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	558,584
214,868	FHLMC Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	220,063
500,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	512,226
3,700,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.7700	5/25/2025	3,763,395
1,024,980	FHLMC Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,055,848
5,560,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	3.2500	4/25/2023	6,010,751
3,845,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	3.3200	2/25/2023	4,172,491
2,800,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.3290	5/25/2025	3,031,497
538,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9740	1/25/2021	595,523
1,038,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2021	1,147,010
1,571,358	Freddie Mac Gold Pool	3.5000	5/1/2043	1,655,353
1,632,540	Freddie Mac Gold Pool	3.5000	7/1/2043	1,717,034
311,797	Freddie Mac Gold Pool	4.0000	2/1/2044	337,170
448,467	Freddie Mac Gold Pool	5.0000	5/1/2041	495,432
28,057	Freddie Mac Gold Pool	7.5000	6/1/2017	28,349
136,224	Freddie Mac Non Gold Pool (b)	2.2700	6/1/2037	143,779
157,569	Freddie Mac Non Gold Pool (b)	2.2810	6/1/2037	163,683
495,641	Freddie Mac Non Gold Pool (b)	2.3920	11/1/2038	522,738
164,483	Freddie Mac Non Gold Pool (b)	2.4570	4/1/2036	171,028
3,045,300	Freddie Mac Non Gold Pool (b)	2.4700	8/1/2033	3,208,390
179,816	Freddie Mac Non Gold Pool (b)	2.4970	5/1/2037	184,588
471,694	Freddie Mac Non Gold Pool (b)	2.4990	9/1/2038	495,064
5,192,957	Freddie Mac Non Gold Pool (b)	2.5030	9/1/2038	5,480,640
1,034,932	Freddie Mac Non Gold Pool (b)	2.5150	11/1/2036	1,084,668
407,749	Freddie Mac Non Gold Pool (b)	2.5210	9/1/2035	431,638
321,670	Freddie Mac Non Gold Pool (b)	2.5290	11/1/2038	340,319
202,896	Freddie Mac Non Gold Pool (b)	2.5520	9/1/2038	214,012
45,041	Freddie Mac Non Gold Pool (b)	2.5600	7/1/2024	47,034
1,890,553	Freddie Mac Non Gold Pool (b)	2.5630	3/1/2037	1,992,056
352,552	Freddie Mac Non Gold Pool (b)	2.5670	11/1/2033	373,828
71,788	Freddie Mac Non Gold Pool (b)	2.5850	1/1/2023	73,695
673,440	Freddie Mac Non Gold Pool (b)	2.6020	1/1/2035	707,045
380,471	Freddie Mac Non Gold Pool (b)	2.6110	1/1/2035	401,978
529,329	Freddie Mac Non Gold Pool (b)	2.6390	4/1/2037	558,673
670,404	Freddie Mac Non Gold Pool (b)	2.6400	2/1/2036	706,454
496,495	Freddie Mac Non Gold Pool (b)	2.6650	2/1/2036	524,688
629,659	Freddie Mac Non Gold Pool (b)	2.6690	6/1/2034	662,701
607,010	Freddie Mac Non Gold Pool (b)	2.6720	1/1/2033	648,240
1,013,963	Freddie Mac Non Gold Pool (b)	2.7870	5/1/2036	1,073,100
4,070,982	Freddie Mac Non Gold Pool (b)	2.7890	3/1/2038	4,318,305
526,827	Freddie Mac Non Gold Pool (b)	2.8140	3/1/2036	554,769
1,591,759	Freddie Mac Non Gold Pool (b)	2.8140	11/1/2036	1,681,593
333,678	Freddie Mac Non Gold Pool (b)	2.9250	4/1/2037	352,531
661,330	Freddie Mac Non Gold Pool (b)	2.9680	2/1/2035	692,342
261,130	Freddie Mac Non Gold Pool (b)	3.2070	3/1/2037	279,348
84,130	Freddie Mac Non Gold Pool (b)	3.8820	12/1/2037	87,721
78,159	Freddie Mac REMICS (b,c)	0.5862	4/15/2018	75,760
49,049	Freddie Mac REMICS (b,c)	0.6362	10/15/2017	47,611
1,571	Freddie Mac REMICS (b,c)	0.6762	5/15/2036	1,524
46,144	Freddie Mac REMICS (b,c)	0.8262	8/15/2035	44,838
341,314	Freddie Mac REMICS (b,c)	0.8362	11/15/2032	340,491
35,884	Freddie Mac REMICS (b,c)	0.8362	1/15/2033	35,119
30,330	Freddie Mac REMICS (b,c)	0.9362	3/15/2032	29,834
186,812	Freddie Mac REMICS (b,c)	1.1862	12/15/2032	190,456
60,511	Freddie Mac REMICS (b,c)	1.3862	12/15/2031	59,717
109,461	Freddie Mac REMICS (b,c)	1.4362	3/15/2032	112,644
475,142	Freddie Mac REMICS (c)	3.4880	6/15/2048	473,048
340,621	Freddie Mac REMICS (c)	4.0000	2/15/2020	351,203
278,540	Freddie Mac REMICS (c)	4.0000	4/15/2041	297,557
888,426	Freddie Mac REMICS (c)	4.2550	12/15/2036	933,514
53,627	Freddie Mac REMICS (c)	4.2500	3/15/2034	54,996
331,313	Freddie Mac REMICS (c)	4.5000	2/15/2020	342,342
11,063	Freddie Mac REMICS (c)	4.5000	11/15/2028	10,769
133,439	Freddie Mac REMICS (c)	4.5000	8/15/2034	140,175
85,567	Freddie Mac REMICS (c)	5.0000	2/15/2018	85,102
357,595	Freddie Mac REMICS (c)	5.0000	10/15/2019	372,953
1,667,129	Freddie Mac REMICS (c)	5.0000	12/15/2024	1,808,538
181,362	Freddie Mac REMICS (c)	5.0000	1/15/2026	197,871
7,879	Freddie Mac REMICS (c)	5.0000	10/15/2032	7,649
1,433,611	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,598,468
35,982	Freddie Mac REMICS (c)	5.5000	7/15/2033	36,394
427,275	Freddie Mac REMICS (c)	5.5000	11/15/2034	432,268
943,287	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,058,163
2,338,343	Freddie Mac REMICS (c)	5.5000	2/15/2038	2,536,296
157,463	Freddie Mac REMICS (c)	6.0000	3/15/2029	174,040
392,884	Freddie Mac REMICS (c)	6.5000	12/15/2023	431,952
219,940	Freddie Mac REMICS (c)	6.5000	12/15/2028	254,397
				89,925,535
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.1% (a)
4,845,000	Fannie Mae TBA	3.0000	5/1/2046	4,960,068
4,000,000	Fannie Mae TBA	4.0000	5/1/2046	4,267,813
196,490	Fannie Mae Pool (b)	1.5220	4/1/2034	200,460
111,351	Fannie Mae Pool (b)	1.5220	9/1/2044	113,627
100,693	Fannie Mae Pool (b)	1.9640	2/1/2036	103,788
411,767	Fannie Mae Pool (b)	2.0530	8/1/2035	428,140
39,181	Fannie Mae Pool (b)	2.0580	2/1/2020	40,407
457,573	Fannie Mae Pool (b)	2.0900	1/1/2035	478,499
240,535	Fannie Mae Pool (b)	2.1040	7/1/2035	250,556
17,742	Fannie Mae Pool (b)	2.1340	1/1/2019	18,012
38,080	Fannie Mae Pool (b)	2.2120	11/1/2035	39,892
2,006,352	Fannie Mae Pool (b)	2.2780	9/1/2037	2,109,566
199,599	Fannie Mae Pool (b)	2.3280	9/1/2035	211,965
1,129,689	Fannie Mae Pool (b)	2.3450	4/1/2037	1,190,106
119,742	Fannie Mae Pool (b)	2.3750	5/1/2032	122,619
869,846	Fannie Mae Pool (b)	2.3780	2/1/2036	907,898
455,949	Fannie Mae Pool (b)	2.3800	8/1/2038	480,429
1,132,168	Fannie Mae Pool (b)	2.3810	7/1/2035	1,191,570
1,249,160	Fannie Mae Pool (b)	2.3870	4/1/2037	1,318,458
189,650	Fannie Mae Pool (b)	2.3950	9/1/2036	201,028
301,108	Fannie Mae Pool (b)	2.4050	8/1/2035	317,830
69,426	Fannie Mae Pool (b)	2.4190	5/1/2032	72,303
1,407,875	Fannie Mae Pool (b)	2.4190	11/1/2033	1,484,822
515,404	Fannie Mae Pool (b)	2.4490	4/1/2033	543,414
81,743	Fannie Mae Pool (b)	2.4580	6/1/2036	86,765
874,842	Fannie Mae Pool (b)	2.4730	7/1/2035	928,105
540,868	Fannie Mae Pool (b)	2.4730	8/1/2035	571,550
544,346	Fannie Mae Pool (b)	2.4730	8/1/2035	567,282
42,442	Fannie Mae Pool (b)	2.4880	8/1/2039	44,985
61,316	Fannie Mae Pool (b)	2.4920	7/1/2033	63,504
156,942	Fannie Mae Pool (b)	2.5170	1/1/2036	165,941
89,093	Fannie Mae Pool (b)	2.5200	5/1/2031	90,154
103,172	Fannie Mae Pool (b)	2.5200	5/1/2035	108,674
3,192,307	Fannie Mae Pool (b)	2.5210	3/1/2037	3,342,434
2,184,093	Fannie Mae Pool (b)	2.5260	10/1/2034	2,301,870
866,121	Fannie Mae Pool (b)	2.5270	1/1/2036	913,425
305,023	Fannie Mae Pool (b)	2.5300	6/1/2037	323,916
510,657	Fannie Mae Pool (b)	2.5370	6/1/2033	537,887
774,490	Fannie Mae Pool (b)	2.5380	10/1/2033	817,512
393,802	Fannie Mae Pool (b)	2.5450	9/1/2034	413,154
559,346	Fannie Mae Pool (b)	2.5470	9/1/2037	590,240
1,142,082	Fannie Mae Pool (b)	2.5670	1/1/2035	1,191,471
65,945	Fannie Mae Pool (b)	2.6030	2/1/2025	67,023
310,562	Fannie Mae Pool (b)	2.6070	10/1/2036	330,154
842,021	Fannie Mae Pool (b)	2.6250	10/1/2033	891,411
430,965	Fannie Mae Pool (b)	2.6420	4/1/2034	454,106
88,546	Fannie Mae Pool (b)	2.6430	9/1/2036	93,994
1,247,893	Fannie Mae Pool (b)	2.6600	10/1/2036	1,321,534
100,011	Fannie Mae Pool (b)	2.6820	8/1/2033	106,205
202,841	Fannie Mae Pool (b)	2.6850	12/1/2039	214,560
1,374,741	Fannie Mae Pool (b)	2.7090	7/1/2037	1,456,707
183,497	Fannie Mae Pool (b)	2.7230	8/1/2036	192,711
73,846	Fannie Mae Pool (b)	2.7400	3/1/2033	76,683
380,723	Fannie Mae Pool (b)	2.7410	7/1/2037	402,858
82,549	Fannie Mae Pool (b)	2.7500	9/1/2033	83,132
71,286	Fannie Mae Pool (b)	2.7700	1/1/2030	71,967
3,767,807	Fannie Mae Pool (b)	2.8160	3/1/2037	3,971,156
1,068,847	Fannie Mae Pool (b)	2.8270	1/1/2036	1,135,003
607,783	Fannie Mae Pool (b)	2.8280	8/1/2036	639,658
1,523,205	Fannie Mae Pool (b)	2.8350	10/1/2036	1,622,011
41,601	Fannie Mae Pool (b)	2.8740	11/1/2029	42,392
318,876	Fannie Mae Pool (b)	2.8750	5/1/2035	335,438
383,991	Fannie Mae Pool (b)	2.9270	7/1/2041	400,351
1,161,323	Fannie Mae Pool	3.0000	1/1/2043	1,190,818
3,014,287	Fannie Mae Pool	3.0000	3/1/2043	3,090,910
2,373,740	Fannie Mae Pool	3.0000	7/1/2043	2,440,775
106,512	Fannie Mae Pool (b)	3.0880	11/1/2035	113,505
280,955	Fannie Mae Pool (b)	3.2230	6/1/2035	300,099
39,878	Fannie Mae Pool (b)	3.3300	7/1/2029	41,178
478,099	Fannie Mae Pool	3.5000	7/1/2037	502,359
2,189,589	Fannie Mae Pool	3.5000	6/1/2042	2,301,191
1,581,568	Fannie Mae Pool	3.5000	7/1/2042	1,662,231
2,311,103	Fannie Mae Pool	3.5000	9/1/2042	2,427,830
9,741,278	Fannie Mae Pool	3.5000	9/1/2042	10,236,343
2,497,469	Fannie Mae Pool	3.5000	12/1/2042	2,625,100
1,745,863	Fannie Mae Pool	3.5000	4/1/2043	1,834,956
84,480	Fannie Mae Pool (b)	3.6060	2/1/2023	86,753
2,202,775	Fannie Mae Pool	4.0000	11/1/2042	2,371,215
852,155	Fannie Mae Pool	4.0000	4/1/2043	917,627
250,280	Fannie Mae Pool	5.0000	7/1/2035	278,245
190,036	Fannie Mae Pool	5.0000	7/1/2037	211,290
174,014	Fannie Mae Pool	5.0000	6/1/2040	193,085
489,975	Fannie Mae Pool (b)	5.2670	1/1/2038	490,398
294,911	Fannie Mae Pool	5.5000	11/1/2023	317,855
32,768	Fannie Mae Pool	5.5000	7/1/2037	36,804
409,154	Fannie Mae Pool	6.0000	4/1/2033	478,716
33,540	Fannie Mae REMICS (b,c)	0.6913	11/17/2029	32,633
13,536	Fannie Mae REMICS (b,c)	0.7330	5/25/2033	13,168
22,839	Fannie Mae REMICS (b,c)	0.9830	4/25/2032	22,303
993,389	Fannie Mae REMICS (b,c)	0.9899	12/18/2030	1,007,397
681,372	Fannie Mae REMICS (b,c)	0.9899	12/18/2030	690,980
322,783	Fannie Mae REMICS (b,c)	1.0330	12/25/2032	327,275
60,475	Fannie Mae REMICS (b,c)	1.3330	5/25/2022	59,344
267,613	Fannie Mae REMICS (b,c)	1.4330	8/25/2031	273,581
485,407	Fannie Mae REMICS (b,c)	1.4330	6/25/2043	475,480
358,279	Fannie Mae REMICS (b,c)	3.5558	8/25/2038	387,067
71,617	Fannie Mae REMICS (c)	4.0000	1/25/2019	71,226
58,300	Fannie Mae REMICS (c)	5.0000	5/25/2023	59,797
567	Fannie Mae REMICS (c)	5.0000	7/25/2025	550
55,668	Fannie Mae REMICS (c)	5.0000	11/25/2032	59,039
388,884	Fannie Mae REMICS (c)	5.0000	1/25/2034	396,489
112,443	Fannie Mae REMICS (c)	5.0000	4/25/2034	117,334
1,036,629	Fannie Mae REMICS (c)	5.0000	6/25/2040	1,189,732
668,843	Fannie Mae REMICS (c)	5.5000	11/25/2025	732,616
88,034	Fannie Mae REMICS (c)	5.5000	1/25/2033	88,135
107,127	Fannie Mae REMICS (c)	5.5000	4/25/2035	118,560
77,061	Fannie Mae REMICS (c)	5.5000	11/25/2035	77,530
441,663	Fannie Mae REMICS (c)	6.0000	11/25/2032	508,829
378,244	Fannie Mae REMICS (b,c)	6.0684	5/25/2037	430,641
3,556,329	Fannie Mae-Aces (b,c)	1.3765	11/25/2022	3,562,682
3,725,000	Fannie Mae-Aces (b,c)	3.0920	4/25/2027	3,953,391
				96,826,255
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 33.1%
144,238	Ginnie Mae II Pool (b)	1.3560	9/20/2064	144,607
3,815,467	Ginnie Mae II Pool (b)	1.3940	7/20/2062	3,824,859
1,428,150	Ginnie Mae II Pool (b)	1.5090	6/20/2062	1,438,487
148,378	Ginnie Mae II Pool (b)	1.5150	10/20/2061	149,410
121,436	Ginnie Mae II Pool (b)	1.5200	10/20/2064	122,287
147,051	Ginnie Mae II Pool (b)	1.7860	3/20/2065	149,040
158,256	Ginnie Mae II Pool (b)	1.7870	9/20/2064	160,391
922,195	Ginnie Mae II Pool (b)	1.7900	12/20/2061	934,497
162,716	Ginnie Mae II Pool (b)	1.7900	8/20/2064	164,849
612,928	Ginnie Mae II Pool (b)	2.0500	6/20/2058	625,000
118,138	Ginnie Mae II Pool (b)	2.1200	11/20/2063	120,762
1,974,645	Ginnie Mae II Pool (b)	2.3120	2/20/2063	2,069,633
302,635	Ginnie Mae II Pool (b)	2.4380	2/20/2063	318,641
3,220,234	Ginnie Mae II Pool (b)	2.4710	2/20/2063	3,395,844
3,624,981	Ginnie Mae II Pool (b)	2.5380	1/20/2063	3,807,799
950,970	Ginnie Mae II Pool (b)	2.5470	10/20/2062	1,006,238
1,775,974	Ginnie Mae II Pool (b)	2.5710	1/20/2063	1,878,470
1,503,385	Ginnie Mae II Pool (b)	2.5860	2/20/2063	1,585,330
8,701,338	Ginnie Mae II Pool (b)	2.5870	3/20/2063	9,201,964
3,422,748	Ginnie Mae II Pool (b)	2.7000	9/20/2062	3,648,874
1,463,934	Ginnie Mae II Pool (b)	2.7960	2/20/2063	1,556,859
1,236,023	Ginnie Mae II Pool	4.3120	2/20/2063	1,339,606
2,279,927	Ginnie Mae II Pool	4.4660	12/20/2062	2,466,101
1,680,978	Ginnie Mae II Pool	4.4790	2/20/2062	1,788,571
4,789,337	Ginnie Mae II Pool	4.5050	4/20/2063	5,188,659
4,872,650	Ginnie Mae II Pool	4.5210	12/20/2061	5,155,647
3,880,628	Ginnie Mae II Pool	4.5240	7/20/2062	4,150,707
3,100,302	Ginnie Mae II Pool	4.5320	12/20/2062	3,347,546
2,848,533	Ginnie Mae II Pool	4.5460	11/20/2062	3,061,192
1,863,096	Ginnie Mae II Pool	4.5580	8/20/2062	1,983,264
593,967	Ginnie Mae II Pool	4.5600	3/20/2062	631,839
3,785,996	Ginnie Mae II Pool	4.5830	7/20/2062	4,043,897
3,063,424	Ginnie Mae II Pool	4.5830	11/20/2062	3,296,287
2,853,426	Ginnie Mae II Pool	4.5880	10/20/2062	3,058,730
1,259,276	Ginnie Mae II Pool	4.6040	6/20/2062	1,344,078
456,578	Ginnie Mae II Pool	4.6390	3/20/2062	485,211
1,790,935	Ginnie Mae II Pool	4.6500	1/20/2061	1,866,741
2,268,407	Ginnie Mae II Pool	4.7000	8/20/2061	2,389,920
447,388	Ginnie Mae II Pool	4.7430	1/20/2061	464,843
1,039,518	Ginnie Mae II Pool	4.8080	8/20/2062	1,100,515
1,654,571	Ginnie Mae II Pool	4.8100	2/20/2061	1,738,851
354,263	Ginnie Mae II Pool	4.8260	6/20/2061	389,826
2,357,285	Ginnie Mae II Pool	4.8510	5/20/2062	2,481,286
798,617	Ginnie Mae II Pool	4.9090	6/20/2062	843,260
703,484	Ginnie Mae II Pool	4.9170	2/20/2062	743,625
2,468,577	Government National Mortgage Association (b,c)	0.6750	4/20/2065	2,451,337
326,000	Government National Mortgage Association (b,c)	0.6913	12/16/2028	326,309
4,601,655	Government National Mortgage Association (b,c)	0.7250	4/20/2061	4,558,301
2,303,003	Government National Mortgage Association (b,c)	0.7250	7/20/2065	2,295,332
3,077,006	Government National Mortgage Association (b,c)	0.9250	10/20/2062	3,072,446
3,075,871	Government National Mortgage Association (b,c)	0.9250	12/20/2062	3,072,916
990,217	Government National Mortgage Association (b,c)	0.9250	7/20/2064	976,470
1,436,365	Government National Mortgage Association (b,c)	0.9250	7/20/2064	1,418,388
2,565,443	Government National Mortgage Association (b,c)	1.1200	4/20/2063	2,591,594
2,336,507	Government National Mortgage Association (c)	1.7500	3/20/2065	2,345,756
3,489,739	Government National Mortgage Association (b,c)	4.6054	6/20/2064	4,108,059
100,790	Government National Mortgage Association (b,c)	4.8801	3/16/2046	109,350
117,494	Government National Mortgage Association (b,c)	5.2431	11/16/2045	127,973
899,917	Government National Mortgage Association (b,c)	7.2169	7/20/2032	1,024,225
				118,142,499
	U.S. DEPARTMENT OF HOUSING AND UBRAN DEVELOPMENT - 0.3%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	985,977
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $306,217,088)			305,880,266

	U.S. TREASURY NOTES - 10.2%
6,300,000	United States Treasury Floating Rate Note (b)	0.3532	10/31/2016	6,300,182
5,050,000	United States Treasury Floating Rate Note (b)	0.3702	7/31/2016	5,050,702
15,000,000	United States Treasury Floating Rate Note (b)	0.3742	4/30/2017	15,000,480
9,930,000	United States Treasury Note/Bond	1.5000	3/31/2023	9,898,581
	TOTAL U.S. TREASURY NOTES (Cost - $36,291,873)			36,249,945

	SHORT-TERM INVESTMENTS - 4.2%
	U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 4.2%
10,000,000	Federal Home Loan Bank	2.8674	8/17/2016	9,983,323
4,945,000	United States Treasury Bill	0.1615	4/28/2016	4,944,379
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,927,702)			14,927,702

	TOTAL INVESTMENTS - 100.1% (Cost - $357,436,663) (d)			$ 357,057,913
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%			(237,319)
	TOTAL NET ASSETS - 100.0%			$ 356,820,594

TBA	To be announced security.
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $357,436,663 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			$ 4,114,160
	Unrealized Depreciation:			(4,492,910)
	Net Unrealized Depreciation:			$ (378,750)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).  The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 305,880,266	$ -	$ 305,880,266
U.S. Tresury Notes	-	36,249,945	-	36,249,945
Discount Note	-	14,927,702	-	14,927,702
Total	$ -	$ 357,057,913	$ -	$ 357,057,913
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/26/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 05/26/2016